Schedule of operating leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022
Leases [Abstract]
Operating lease right-of-use assets	$ 79	¥ 575	¥ 84
Lease liabilities – current	63	458	86
Lease liabilities – non-current	$ 14	99
Total operating lease liabilities		¥ 557	¥ 86
Weighted average remaining lease term (years)	1 year 2 months 4 days	1 year 2 months 4 days	2 months 1 day	1 year 29 days
Weighted average discount rate	3.95%	3.95%	4.75%	4.75%